INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 352,814,733	$ 289,855,048
Liabilities	312,817,182	255,929,590
Cash and cash equivalents	31,645,291	25,329,846	$ 23,701,149	$ 23,738,042
Interest expense	8,442,470	4,351,556	5,863,008
Income tax expense (revenue)	2,748,421	1,776,225	$ (6,586)
Contingent liabilities incurred in relation to interests in joint ventures	0	0
Contingent liabilities incurred in relation to interests in associates	0	0
Joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	5,101,346	3,965,397
Liabilities	4,491,257	3,392,041
Income from ordinary activities	1,973,131	1,675,439
Profits (loss)	73,266	10,681
Cash and cash equivalents	523,835	353,348
Interest and valuation income	1,001,631	630,936
Interest expense	304,114	82,537
Depreciation and amortization	32,122	21,113
Income tax expense (revenue)	$ 7,907	$ 13,828